Loans (Details)			1 Months Ended						12 Months Ended
	Dec. 09, 2019	Sep. 11, 2019	Jul. 29, 2020	Mar. 24, 2020	Feb. 14, 2020	Sep. 16, 2019	Mar. 29, 2019	Apr. 28, 2018	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2020 CNY (¥)	Mar. 20, 2019	Oct. 29, 2018 USD ($)	Oct. 29, 2018 CNY (¥)	Nov. 01, 2017 USD ($)	Nov. 01, 2017 CNY (¥)
Loans (Details) [Line Items]
Short term borrowing amount									$ 27,268,410	$ 11,809,449
Interest rate description					On February 14, 2020, the Company paid off the loan in full and on February 18, 2020, the Company entered into a loan agreement with the same principal amount and extended the maturity to February 18, 2021 with an annual interest rate of 4.350%.
Short term loan, description		the Company entered into a loan agreement to borrow approximately $2,068,000 (RMB 14,400,000) from China Post Savings Bank, Yantai Laishan Branch, for the period from September 11, 2019 to September 10, 2020 with an annual interest rate of 4.785%. The loan is guaranteed by Yuebiao Li, and pledged by the No. 3 office building located at 1 Ruida Road, Yantai City, Shandong Province and the Company’s gatehouse. The Company paid off this loan in full as of December 31, 2020.	the Company entered into a loan agreement to borrow approximately $21,433,164 (RMB150,000,000) from Yantai Zhengda City Construction Development Co. for the period from July 29, 2020 to July 28, 2021 with an annual interest rate of 11%. The loan is pledged by 60,000,000 stock shares of Jinzheng Eco-Technology Co., Ltd. owned by Newater HK.			the Company entered into a loan agreement to borrow approximately $1,292,000 (RMB 9,000,000) from Agricultural Bank of China, Yantai Laishan Branch, for the period from September 16, 2019 to August 27, 2020 with an annual interest rate of 4.785%. The loan is guaranteed by Yuebiao Li and Zhuo Zhang, the Chief Financial Officer and principal shareholder, and pledged by the Company’s Plant 1 factory located at 1 Ruida Road, Yantai City, Shandong Province and the Company’s gatehouse. The Company paid off this loan in full as of December 31, 2020. On September 11, 2019, the Company entered into a loan agreement to borrow approximately $2,068,000 (RMB 14,400,000) from China Post Savings Bank, Yantai Laishan Branch, for the period from September 11, 2019 to September 10, 2020 with an annual interest rate of 4.785%. The loan is guaranteed by Yuebiao Li, and pledged by the No. 3 office building located at 1 Ruida Road, Yantai City, Shandong Province and the Company’s gatehouse. The Company paid off this loan in full as of December 31, 2020.	the Company obtained a loan from ZGC Sci-Tech Leasing Co., Ltd. in the amount of approximately $1,936,000 (RMB 13,000,000). The loan bears an annual interest rate of 7.20% payable quarterly and is due in 36 months. The loan is pledged by the Company’s wastewater treatment equipment with the original cost of approximately $2,510,000 (RMB 17,486,660) and the accounts receivable from two wastewater treatment projects. The loan is further guaranteed by Yuebiao Li and Zhuo Zhang. The Company paid a security deposit approximately $193,122 (RMB1,300,000) and debt issuance costs of approximately $69,524 (RMB468,000) in cash. As of December 31, 2019, current portion of the loan totaled $611,364 (RMB 4,259,253) and the long-term portion totaled $824,886 (RMB 5,746,819).	the Company obtained a loan from Qingdao Metro Leasing Co., Ltd. (“Qingdao Metro Loan I”) in the amount of approximately $4,736,979 (RMB 30,000,000). The loan bears an annual interest rate of 6.00% payable quarterly and is due in 36 months. The loan is guaranteed by Yuebiao Li and his wife, Zhuo Zhang and her husband and pledged by the Company’s equipment with the original cost of approximately $6,019,799 (RMB 38,124,292). The loan is also pledged by the 30% equity ownership of Jinzheng owned by Newater HK. The Company paid a security deposit of approximately $473,698 (RMB 3,000,000) and debt issuance costs of approximately $284,219 (RMB 1,800,000) in cash. On January 15, 2019, the Company obtained another two-year loan from Qingdao Metro Leasing Co., Ltd (“Qingdao Metro Loan II”) in the amount of $4,440,245 (RMB30,000,000). The loan is guaranteed by Yuebiao Li and his wife, Zhuo Zhang and her husband and pledged by the Company’s equipment with the original cost of approximately $5,808,000 (RMB40,460,000) and accounts receivable from a customer. In addition, the loan is also pledged by the 30% equity ownership of Jinzheng owned by Newater HK. The Company paid a security deposit of approximately $310,817 (RMB 2,100,000) and debt issuance costs of approximately $266,415 (RMB 1,800,000) in cash As of December 31, 2019, current portion of Qingdao Metro Loan I and Qingdao Metro Loan II totaled $3,593,445 (RMB25,034,817) and the long-term portion totaled $712,692 (RMB4,965,183). The balance was presented in the balance of the accompanying consolidated balance sheet, including $122,280 (RMB851,900) of unamortized debt issuance costs which was included in the balance of loans due over one year in the accompanying consolidated balance sheet. As of December 31, 2020, the Company paid the loan in full and received the deposits on these loan agreement in full. On March 29, 2019, the Company obtained a loan from ZGC Sci-Tech Leasing Co., Ltd.	On September 30, 2019 and December 9, 2019, the Company entered into two loan agreements to borrow approximately $1,824,459 (RMB13,000,000) and $1,136,846 (RMB8,000,000) from Industrial and Commercial Bank of China, Yantai Economic Development Zone Branch, for the period from September 30, 2019 to September 29, 2020, and December 9, 2019 to December 10, 2020, respectively.
Unamortized debt issuance costs									$ 38,081		¥ 265,303
Interest cost									$ 1,757,396	1,087,051
Interest cost										1,430,295
Construction in progress										$ 343,244
Yantai Bonded Port Area Branch [Member]
Loans (Details) [Line Items]
Short term borrowing amount													$ 1,148,000	¥ 8,000,000	$ 1,230,000	¥ 8,000,000
Annual interest rate												4.86%			5.873%	5.873%
Yantai Economic Development Zone Branch [Member]
Loans (Details) [Line Items]
Short term loan, description	These two loans bear annual interest rates of 4.350% and 4.785%, respectively, and are pledged with certificates of deposit in the total amount of $3,500,000 using the funds from the IPO of Newater HK. The Company paid off these two loans in full as of December 31, 2020. The amount of the certificates of deposit were included in restricted cash as of December 31, 2019 and expired as of December 31, 2020.
China Citic Bank – Yantai Branch [Member]
Loans (Details) [Line Items]
Short term loan, description				the Company entered into a loan agreement to borrow approximately $2,829,054 (RMB20,000,000) from China Citic Bank, Yantai Branch for the period from March 24, 2020 to March 23, 2021 with an annual interest rate of approximately 4.8025%. The loan is guaranteed by Yuebiao Li and his wife, and pledged by the No. 2 factory located at 1 Ruida road, Yantai City, Shandong Province.